Cover	May 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 25, 2022
Entity File Number	001-15369
Entity Registrant Name	Willis Lease Finance Corporation
Entity Central Index Key	0001018164
Entity Tax Identification Number	68-0070656
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4700 Lyons Technology Parkway
Entity Address, City or Town	Coconut Creek
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33076
City Area Code	561
Local Phone Number	349-9989
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01par value per share
Trading Symbol	WLFC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false